Derivatives and hedging activities	12 Months Ended
Dec. 31, 2015
Derivatives and hedging activities
32 Derivatives and hedging activities
>>>Derivatives are generally either privately negotiated >>>OTC contracts or standard contracts transacted through regulated exchanges. The Group’s most frequently used freestanding derivative products, entered into for trading and risk management purposes, include interest rate, credit default and cross-currency swaps, interest rate and foreign exchange options, foreign exchange forward contracts and foreign exchange and interest rate futures.
The Group also enters into contracts that are not considered derivatives in their entirety but include embedded derivative features. Such transactions primarily include issued and purchased structured debt instruments where the return may be calculated by reference to an equity security, index or third-party credit risk, or that have non-standard interest or foreign exchange terms.
On the date a derivative contract is entered into, the Group designates it as belonging to one of the following categories:
– trading activities;
– a risk management transaction that does not qualify as a hedge under accounting standards (referred to as an economic hedge);
– a hedge of the >>>fair value of a recognized asset or liability;
– a hedge of the variability of cash flows to be received or paid relating to a recognized asset or liability or a forecasted transaction; or
– a hedge of a net investment in a foreign operation.
Trading activities
The Group is active in most of the principal trading markets and transacts in many trading and hedging products. As noted above, this includes the use of swaps, futures, options and structured products, such as custom transactions using combinations of derivatives, in connection with its sales and trading activities. Trading activities include market making, positioning and arbitrage activities. The majority of the Group’s derivatives were used for trading activities.
Economic hedges
Economic hedges arise when the Group enters into derivative contracts for its own risk management purposes, but the contracts entered into do not qualify for hedge accounting under US GAAP. These economic hedges include the following types:
– interest rate derivatives to manage net interest rate risk on certain core banking business assets and liabilities;
– foreign exchange derivatives to manage foreign exchange risk on certain core banking business revenue and expense items, as well as on core banking business assets and liabilities;
– credit derivatives to manage credit risk on certain loan portfolios;
– futures to manage risk on equity positions including convertible bonds; and
– equity derivatives to manage equity/index risks on certain structured products.
Derivatives used in economic hedges are included as trading assets or trading liabilities in the consolidated balance sheets.
Hedge accounting
Fair value hedges
The Group designates fair value hedges as part of an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize fluctuations in earnings that are caused by interest rate volatility. In addition to hedging changes in fair value due to interest rate risk associated with fixed rate loans, >>>repurchase agreements and long-term debt instruments, the Group uses:
– cross-currency swaps to convert foreign-currency-denominated fixed rate assets or liabilities to floating rate functional currency assets or liabilities; and
– foreign exchange forward contracts to hedge the foreign exchange risk associated with available-for-sale securities.
Cash flow hedges
The Group designates cash flow hedges as part of its strategy to mitigate its risk to variability of cash flows on loans, deposits and other debt obligations by using interest rate swaps to convert variable rate assets or liabilities to fixed rates. The Group also uses cross-currency swaps to convert foreign-currency-denominated fixed and floating rate assets or liabilities to fixed rate assets or liabilities based on the currency profile to which the Group elects to be exposed. This includes, but is not limited to, Swiss francs and US dollars. Further, the Group uses derivatives to hedge its cash flows associated with forecasted transactions. As of the end of 2015, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was five years.
Net investment hedges
The Group designates net investment hedges as part of its strategy to hedge selected net investments in foreign operations against adverse movements in foreign exchange rates, typically using forward foreign exchange contracts.
Hedge effectiveness assessment
The Group assesses the effectiveness of hedging relationships both prospectively and retrospectively. The prospective assessment is made both at the inception of a hedging relationship and on an ongoing basis, and requires the Group to justify its expectation that the relationship will be highly effective over future periods. The retrospective assessment is also performed on an ongoing basis and requires the Group to determine whether or not the hedging relationship has actually been effective. If the Group concludes, through a retrospective evaluation, that hedge accounting is appropriate for the current period, then it measures the amount of hedge ineffectiveness to be recognized in earnings.
Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.
Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.
> Refer to “Note 35 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2015	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,229.5	1.0	1.2	0.0	0.0	0.0
Swaps	16,737.7	118.3	112.8	54.3	1.3	1.0
Options bought and sold (OTC)	2,856.0	49.2	47.4	0.0	0.0	0.0
Futures	1,789.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	198.4	0.1	0.0	0.0	0.0	0.0
Interest rate products	28,811.5	168.6	161.4	54.3	1.3	1.0
Forwards	1,498.4	16.6	16.9	10.7	0.0	0.1
Swaps	1,050.7	30.5	40.8	0.0	0.0	0.0
Options bought and sold (OTC)	534.8	12.8	12.8	8.2	0.0	0.0
Futures	22.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	13.0	0.3	0.3	0.0	0.0	0.0
Foreign exchange products	3,119.4	60.2	70.8	18.9	0.0	0.1
Forwards	1.3	0.0	0.1	0.0	0.0	0.0
Swaps	203.8	5.1	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	193.1	8.4	7.5	0.0	0.0	0.0
Futures	39.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	284.4	9.1	11.4	0.0	0.0	0.0
Equity/index-related products	722.5	22.6	25.7	0.0	0.0	0.0
Credit derivatives [2]	831.9	17.8	17.3	0.0	0.0	0.0
Forwards	6.3	0.1	0.1	0.0	0.0	0.0
Swaps	19.6	2.6	1.7	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.4	0.3	0.0	0.0	0.0
Futures	11.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.1	0.1	0.1	0.0	0.0	0.0
Other products [3]	47.7	3.2	2.2	0.0	0.0	0.0
Total derivative instruments	33,533.0	272.4	277.4	73.2	1.3	1.1
The notional amount, PRV and NRV (trading and hedging) was CHF 33,606.2 billion, CHF 273.7 billion and CHF 278.5 billion, respectively, as of December 31, 2015.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2014	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,940.2	5.3	5.6	0.0	0.0	0.0
Swaps	26,379.0	398.6	391.9	51.1	2.6	1.3
Options bought and sold (OTC)	3,582.9	66.2	63.9	0.0	0.0	0.0
Futures	1,528.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	589.1	0.2	0.1	0.0	0.0	0.0
Interest rate products	44,019.6	470.3	461.5	51.1	2.6	1.3
Forwards	2,132.9	32.2	33.4	14.2	0.0	0.3
Swaps	1,430.9	40.0	51.0	0.0	0.0	0.0
Options bought and sold (OTC)	1,008.4	17.2	17.7	9.5	0.0	0.1
Futures	23.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	7.9	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,603.4	89.5	102.3	23.7	0.0	0.4
Forwards	4.2	0.7	0.1	0.0	0.0	0.0
Swaps	289.3	6.2	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	236.8	10.8	9.9	0.0	0.0	0.0
Futures	46.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	370.9	12.7	14.3	0.0	0.0	0.0
Equity/index-related products	947.6	30.4	31.0	0.0	0.0	0.0
Credit derivatives [2]	1,287.5	27.0	26.2	0.0	0.0	0.0
Forwards	17.8	0.9	0.9	0.0	0.0	0.0
Swaps	44.4	6.7	6.6	0.0	0.0	0.0
Options bought and sold (OTC)	44.6	1.7	1.8	0.0	0.0	0.0
Futures	13.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.4	0.4	0.0	0.0	0.0
Other products [3]	122.2	9.7	9.7	0.0	0.0	0.0
Total derivative instruments	50,980.3	626.9	630.7	74.8	2.6	1.7
The notional amount, PRV and NRV (trading and hedging) was CHF 51,055.1 billion, CHF 629.5 billion and CHF 632.4 billion, respectively, as of December 31, 2014.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value hedges
in	2015	2014	2013
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(117)	(231)	437
Foreign exchange products	0	3	(9)
Total	(117)	(228)	428
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	101	227	(435)
Foreign exchange products	0	(3)	9
Total	101	224	(426)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(16)	(4)	2
Represents gains/(losses) recognized in trading revenues.
Cash flow hedges
in	2015		2014		2013
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	21		40		7
Foreign exchange products	(32)		(43)		13
Total	(11)		(3)		20
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	37	[1]	21	[2]	3	[2]
Foreign exchange products	(61)	[2,3,4]	(8)	[3,4]	(3)	[3]
Total	(24)		13		0
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion [2]	(12)		(1)		1
Represents gains/(losses) on effective portion.
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in other revenues.
4 Included in total other operating expenses.
The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 1 million.
Net investment hedges
in	2015	2014	2013
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	440	(1,672)	504
Total	440	(1,672)	504
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	0	2
Total	0	0	2
Represents gains/(losses) on effective portion.
1 Included in other revenues.
The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below the level specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.
The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch, two-notch and a three-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.
Contingent credit risk
end of	2015				2014
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	[1]	Total
Contingent credit risk (CHF billion)
Current net exposure	13.2	0.5	1.4	15.1	14.0	0.8	1.6		16.4
Collateral posted	12.3	0.5	–	12.8	12.2	0.9	–		13.1
Additional collateral required in a one-notch downgrade event	0.7	0.4	0.1	1.2	0.7	0.5	0.1		1.3
Additional collateral required in a two-notch downgrade event	1.8	0.7	0.6	3.1	2.2	0.8	0.7		3.7
Additional collateral required in a three-notch downgrade event	2.1	1.3	0.8	4.2	2.7	1.4	1.0		5.1
1 Additional collateral required for accelerated terminations event has been corrected.
Credit derivatives
Credit derivatives are contractual agreements in which the buyer generally pays a fee in exchange for a contingent payment by the seller if there is a credit event on the underlying referenced entity or asset. They are generally privately negotiated OTC contracts, with numerous settlement and payment terms, and most are structured so that they specify the occurrence of an identifiable credit event, which can include bankruptcy, insolvency, receivership, material adverse restructuring of debt or failure to meet obligations when due.
The Group enters into credit derivative contracts in the normal course of business, buying and selling protection to facilitate client transactions and as a market maker. This includes providing structured credit products for its clients to enable them to hedge their credit risk. The referenced instruments of these structured credit products are both investment grade and non-investment grade and could include corporate bonds, sovereign debt, ABS and loans. These instruments can be formed as single items (single-named instruments) or combined on a portfolio basis (multi-named instruments). The Group purchases protection to economically hedge various forms of credit exposure, for example, the economic hedging of loan portfolios or other cash positions. Finally, the Group also takes proprietary positions which can take the form of either purchased or sold protection.
The credit derivatives most commonly transacted by the Group are >>>CDS and credit swaptions. CDSs are contractual agreements in which the buyer of the swap pays an upfront and/or a periodic fee in return for a contingent payment by the seller of the swap following a credit event of the referenced entity or asset. Credit swaptions are options with a specified maturity to buy or sell protection under a CDS on a specific referenced credit event.
In addition, to reduce its credit risk, the Group enters into legally enforceable >>>netting agreements with its derivative counterparties. Collateral on these derivative contracts is usually posted on a net counterparty basis and cannot be allocated to a particular derivative contract.
> Refer to “Note 27 – Offsetting of financial assets and financial liabilities” for further information on netting.
Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events. The Group believes that the maximum potential payout is not representative of the actual loss exposure based on historical experience. This amount has not been reduced by the Group’s rights to the underlying assets and the related cash flows. In accordance with most credit derivative contracts, should a credit event (or settlement trigger) occur, the Group is usually liable for the difference between the credit protection sold and the recourse it holds in the value of the underlying assets. The maximum potential amount of future payments has not been reduced for any cash collateral paid to a given counterparty as such payments would be calculated after netting all derivative exposures, including any credit derivatives with that counterparty in accordance with a related master netting agreement. Due to such netting processes, determining the amount of collateral that corresponds to credit derivative exposures only is not possible.
To reflect the quality of the payment risk on credit protection sold, the Group assigns an internally generated rating to those instruments referenced in the contracts. Internal ratings are assigned by experienced credit analysts based on expert judgment that incorporates analysis and evaluation of both quantitative and qualitative factors. The specific factors analyzed, and their relative importance, are dependent on the type of counterparty. The analysis emphasizes a forward-looking approach, concentrating on economic trends and financial fundamentals, and making use of peer analysis, industry comparisons and other quantitative tools. External ratings and market information are also used in the analysis process where available.
Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold. The maximum potential payout amount of credit protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.
The Group also considers estimated recoveries that it would receive if the specified credit event occurred, including both the anticipated value of the underlying referenced asset that would, in most instances, be transferred to the Group and the impact of any purchased protection with an identical reference instrument and product type.
Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments, and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.
The Group purchases its protection from banks and broker dealers, other financial institutions and other counterparties.
Fair value of credit protection sold
The fair values of the credit protection sold give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Certain cash >>>collateralized debt obligations (CDOs) and other instruments were excluded as they do not fall within the scope of US GAAP rules. >>>Total return swaps (TRS) of CHF 7.8 billion and CHF 12.6 billion as of December 31, 2015 and 2014, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
end of	2015						2014
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection (sold)/ purchased	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection (sold)/ purchased
Single-name instruments (CHF billion)
Investment grade [2]	(199.6)	188.6		(11.0)	26.9	1.0	(266.5)	254.0		(12.5)	32.7	4.5
Non-investment grade	(65.2)	61.1		(4.1)	15.7	(3.2)	(103.9)	99.9		(4.0)	13.5	0.1
Total single-name instruments	(264.8)	249.7		(15.1)	42.6	(2.2)	(370.4)	353.9		(16.5)	46.2	4.6
of which sovereign	(47.5)	43.9		(3.6)	6.1	(1.1)	(76.2)	73.0		(3.2)	8.6	(1.1)
of which non-sovereign	(217.3)	205.8		(11.5)	36.5	(1.1)	(294.2)	280.9		(13.3)	37.6	5.7
Multi-name instruments (CHF billion)
Investment grade [2]	(89.1)	88.3		(0.8)	31.6	(0.5)	(162.2)	159.9		(2.3)	56.2	2.2
Non-investment grade	(24.4)	18.0	[3]	(6.4)	6.2	0.2	(53.4)	51.1	[3]	(2.3)	12.1	1.0
Total multi-name instruments	(113.5)	106.3		(7.2)	37.8	(0.3)	(215.6)	211.0		(4.6)	68.3	3.2
of which sovereign	(1.0)	1.0		0.0	1.0	0.0	(7.3)	7.2		(0.1)	1.1	0.0
of which non-sovereign	(112.5)	105.3		(7.2)	36.8	(0.3)	(208.3)	203.8		(4.5)	67.2	3.2
Total instruments (CHF billion)
Investment grade [2]	(288.7)	276.9		(11.8)	58.5	0.5	(428.7)	413.9		(14.8)	88.9	6.7
Non-investment grade	(89.6)	79.1		(10.5)	21.9	(3.0)	(157.3)	151.0		(6.3)	25.6	1.1
Total instruments	(378.3)	356.0		(22.3)	80.4	(2.5)	(586.0)	564.9		(21.1)	114.5	7.8
of which sovereign	(48.5)	44.9		(3.6)	7.1	(1.1)	(83.5)	80.2		(3.3)	9.7	(1.1)
of which non-sovereign	(329.8)	311.1		(18.7)	73.3	(1.4)	(502.5)	484.7		(17.8)	104.8	8.9
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes the Clock Finance transaction.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2015	2014
Credit derivatives (CHF billion)
Credit protection sold	378.3	586.0
Credit protection purchased	356.0	564.9
Other protection purchased	80.4	114.5
Other instruments [1]	17.2	22.1
Total credit derivatives	831.9	1,287.5
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.
The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2015 (CHF billion)
Single-name instruments	52.1	196.4	16.3	264.8
Multi-name instruments	19.0	84.9	9.6	113.5
Total instruments	71.1	281.3	25.9	378.3
2014 (CHF billion)
Single-name instruments	78.0	253.9	38.5	370.4
Multi-name instruments	31.2	134.3	50.1	215.6
Total instruments	109.2	388.2	88.6	586.0

Bank
Derivatives and hedging activities
31 Derivatives and hedging activities
> Refer to “Note 32 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group for further information.
Hedge accounting
Cash flow hedges
As of the end of 2015, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was five years.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2015	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,229.5	1.0	1.2	0.0	0.0	0.0
Swaps	16,740.0	118.4	112.8	49.3	1.2	0.8
Options bought and sold (OTC)	2,856.0	49.2	47.3	0.0	0.0	0.0
Futures	1,789.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	198.4	0.1	0.0	0.0	0.0	0.0
Interest rate products	28,813.8	168.7	161.3	49.3	1.2	0.8
Forwards	1,499.1	16.6	16.9	10.7	0.0	0.1
Swaps	1,050.8	30.5	40.8	0.0	0.0	0.0
Options bought and sold (OTC)	534.8	12.8	12.8	8.2	0.0	0.0
Futures	22.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	13.0	0.3	0.3	0.0	0.0	0.0
Foreign exchange products	3,120.2	60.2	70.8	18.9	0.0	0.1
Forwards	1.3	0.0	0.1	0.0	0.0	0.0
Swaps	203.9	5.0	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	193.9	8.7	8.0	0.0	0.0	0.0
Futures	39.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	284.4	9.1	11.4	0.0	0.0	0.0
Equity/index-related products	723.4	22.8	26.2	0.0	0.0	0.0
Credit derivatives [2]	831.9	17.8	17.3	0.0	0.0	0.0
Forwards	6.3	0.1	0.1	0.0	0.0	0.0
Swaps	19.6	2.6	1.7	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.4	0.3	0.0	0.0	0.0
Futures	11.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.1	0.1	0.1	0.0	0.0	0.0
Other products [3]	47.7	3.2	2.2	0.0	0.0	0.0
Total derivative instruments	33,537.0	272.7	277.8	68.2	1.2	0.9
The notional amount, PRV and NRV (trading and hedging) was CHF 33,605.2 billion, CHF 273.9 billion and CHF 278.7 billion, respectively, as of December 31, 2015.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2014	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,940.2	5.3	5.6	0.0	0.0	0.0
Swaps	26,382.0	398.7	392.0	46.5	2.5	1.1
Options bought and sold (OTC)	3,582.9	66.2	63.8	0.0	0.0	0.0
Futures	1,528.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	589.1	0.2	0.1	0.0	0.0	0.0
Interest rate products	44,022.6	470.4	461.5	46.5	2.5	1.1
Forwards	2,133.5	32.2	33.4	14.2	0.0	0.3
Swaps	1,430.9	40.0	51.0	0.0	0.0	0.0
Options bought and sold (OTC)	1,008.4	17.2	17.7	9.5	0.0	0.1
Futures	23.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	7.9	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,604.0	89.5	102.3	23.7	0.0	0.4
Forwards	4.2	0.7	0.1	0.0	0.0	0.0
Swaps	289.3	6.2	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	237.7	11.1	10.4	0.0	0.0	0.0
Futures	46.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	370.9	12.7	14.3	0.0	0.0	0.0
Equity/index-related products	948.5	30.7	31.5	0.0	0.0	0.0
Credit derivatives [2]	1,287.5	27.0	26.2	0.0	0.0	0.0
Forwards	17.8	0.9	0.9	0.0	0.0	0.0
Swaps	44.4	6.7	6.6	0.0	0.0	0.0
Options bought and sold (OTC)	44.6	1.7	1.8	0.0	0.0	0.0
Futures	13.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.4	0.4	0.0	0.0	0.0
Other products [3]	122.2	9.7	9.7	0.0	0.0	0.0
Total derivative instruments	50,984.8	627.3	631.2	70.2	2.5	1.5
The notional amount, PRV and NRV (trading and hedging) was CHF 51,055.0 billion, CHF 629.8 billion and CHF 632.7 billion, respectively, as of December 31, 2014.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value hedges
in	2015	2014	2013
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(94)	(142)	378
Foreign exchange products	0	3	(9)
Total	(94)	(139)	369
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	76	136	(375)
Foreign exchange products	0	(3)	9
Total	76	133	(366)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(18)	(6)	3
Represents gains/(losses) recognized in trading revenues.
Cash flow hedges
in	2015		2014		2013
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	21		40		7
Foreign exchange products	(17)		(47)		0
Total	4		(7)		7
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	37	[1]	21	[2]	3	[2]
Foreign exchange products	(53)	[2,3]	(5)	[3]	0	[2]
Total	(16)		16		3
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [2]	(12)		(1)		1
Represents gains/(losses) on effective portion.
1 Included in interest and other dividend income.
2 Included in trading revenues.
3 Included in total other operating expenses.
The net gain associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 4 million.
Net investment hedges
in	2015	2014	2013
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	443	(1,672)	504
Total	443	(1,672)	504
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	0	2
Total	0	0	2
Represents gains/(losses) on effective portion.
1 Included in other revenues.
The Bank includes all >>>derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch, two-notch and a three-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate >>>fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the negative replacement value and a percentage of the notional value of the derivative.
Contingent credit risk
end of	2015				2014
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	[1]	Total
Contingent credit risk (CHF billion)
Current net exposure	13.2	0.5	1.4	15.1	14.0	0.8	1.6		16.4
Collateral posted	12.3	0.5	–	12.8	12.2	0.9	–		13.1
Additional collateral required in a one-notch downgrade event	0.7	0.4	0.1	1.2	0.7	0.5	0.1		1.3
Additional collateral required in a two-notch downgrade event	1.8	0.7	0.6	3.1	2.2	0.8	0.7		3.7
Additional collateral required in a three-notch downgrade event	2.1	1.3	0.8	4.2	2.7	1.4	1.0		5.1
1 Additional collateral required for accelerated terminations event has been corrected.
Credit derivatives
> Refer to “Note 32 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group for further information.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Certain cash >>>collateralized debt obligations (CDOs) and other instruments were excluded as they do not fall within the scope of US GAAP rules. >>>Total return swaps (TRS) of CHF 7.8 billion and CHF 12.6 billion as of December 31, 2015 and 2014, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
end of	2015						2014
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(199.6)	188.6		(11.0)	26.9	1.0	(266.5)	254.0		(12.5)	32.7	4.5
Non-investment grade	(65.2)	61.1		(4.1)	15.7	(3.2)	(103.9)	99.9		(4.0)	13.5	0.1
Total single-name instruments	(264.8)	249.7		(15.1)	42.6	(2.2)	(370.4)	353.9		(16.5)	46.2	4.6
of which sovereign	(47.5)	43.9		(3.6)	6.1	(1.1)	(76.2)	73.0		(3.2)	8.6	(1.1)
of which non-sovereign	(217.3)	205.8		(11.5)	36.5	(1.1)	(294.2)	280.9		(13.3)	37.6	5.7
Multi-name instruments (CHF billion)
Investment grade [2]	(89.1)	88.3		(0.8)	31.6	(0.5)	(162.2)	159.9		(2.3)	56.2	2.2
Non-investment grade	(24.4)	18.0	[3]	(6.4)	6.2	0.2	(53.4)	51.1	[3]	(2.3)	12.1	1.0
Total multi-name instruments	(113.5)	106.3		(7.2)	37.8	(0.3)	(215.6)	211.0		(4.6)	68.3	3.2
of which sovereign	(1.0)	1.0		0.0	1.0	0.0	(7.3)	7.2		(0.1)	1.1	0.0
of which non-sovereign	(112.5)	105.3		(7.2)	36.8	(0.3)	(208.3)	203.8		(4.5)	67.2	3.2
Total instruments (CHF billion)
Investment grade [2]	(288.7)	276.9		(11.8)	58.5	0.5	(428.7)	413.9		(14.8)	88.9	6.7
Non-investment grade	(89.6)	79.1		(10.5)	21.9	(3.0)	(157.3)	151.0		(6.3)	25.6	1.1
Total instruments	(378.3)	356.0		(22.3)	80.4	(2.5)	(586.0)	564.9		(21.1)	114.5	7.8
of which sovereign	(48.5)	44.9		(3.6)	7.1	(1.1)	(83.5)	80.2		(3.3)	9.7	(1.1)
of which non-sovereign	(329.8)	311.1		(18.7)	73.3	(1.4)	(502.5)	484.7		(17.8)	104.8	8.9
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes the Clock Finance transaction.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2015	2014
Credit derivatives (CHF billion)
Credit protection sold	378.3	586.0
Credit protection purchased	356.0	564.9
Other protection purchased	80.4	114.5
Other instruments [1]	17.2	22.1
Total credit derivatives	831.9	1,287.5
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2015 (CHF billion)
Single-name instruments	52.1	196.4	16.3	264.8
Multi-name instruments	19.0	84.9	9.6	113.5
Total instruments	71.1	281.3	25.9	378.3
2014 (CHF billion)
Single-name instruments	78.0	253.9	38.5	370.4
Multi-name instruments	31.2	134.3	50.1	215.6
Total instruments	109.2	388.2	88.6	586.0